UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

FORM N-Q

JULY 31, 2007

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 19.0%
Media - 18.8%
1,350,595	Cablevision Systems Corp., New York Group, Class A Shares *	$48,067,676
171,175	CBS Corp., Class B Shares	5,429,671
55,400	Citadel Broadcasting Corp.	278,108
	Comcast Corp.:
205,438	Class A Shares *	5,396,856
2,167,527	Special Class A Shares *	56,724,182
212,880	Discovery Holding Co., Class A Shares *	5,049,514
	Liberty Global Inc.:
84,367	Series A Shares *	3,537,508
85,560	Series C Shares *	3,408,710
	Liberty Media Holding Corp.:
98,690	Capital Group, Series A Shares *	11,295,071
540,950	Interactive Group, Series A Shares *	11,332,902
2,699,500	Sirius Satellite Radio Inc. *	8,125,495
2,331,067	Time Warner Inc.	44,896,350
171,175	Viacom Inc., Class B Shares *	6,556,003
721,400	Walt Disney Co.	23,806,200
40,200	World Wrestling Entertainment Inc., Class A Shares	603,000

	Total Media	234,507,246

Specialty Retail - 0.2%
224,700	Charming Shoppes Inc. *	2,220,036
13,300	J. Crew Group Inc. *	668,990

	Total Specialty Retail	2,889,026

	TOTAL CONSUMER DISCRETIONARY	237,396,272

ENERGY - 18.0%
Energy Equipment & Services - 11.2%
173,400	Core Laboratories NV *	18,663,042
614,800	Grant Prideco Inc. *	34,490,280
1,565,400	Weatherford International Ltd. *	86,613,582

	Total Energy Equipment & Services	139,766,904

Oil, Gas & Consumable Fuels - 6.8%
1,687,700	Anadarko Petroleum Corp.	84,941,941

	TOTAL ENERGY	224,708,845

EXCHANGE TRADED FUNDS - 0.2%
18,750	iShares Russell 2000 Growth Index Fund	1,536,938
19,000	iShares Russell 2000 Index Fund	1,464,900

	TOTAL EXCHANGE TRADED FUNDS	3,001,838

FINANCIALS - 10.8%
Capital Markets - 9.9%
160,400	Cohen & Steers Inc.	5,525,780
1,246,784	Lehman Brothers Holdings Inc.	77,300,608
553,500	Merrill Lynch & Co. Inc.	41,069,700

	Total Capital Markets	123,896,088

Diversified Financial Services - 0.3%
88,225	CIT Group Inc.	3,633,106

Real Estate Management & Development - 0.0%
2	Move Inc. *	5

Thrifts & Mortgage Finance - 0.6%
49,500	Astoria Financial Corp.	1,165,725
379,415	New York Community Bancorp Inc.	6,157,905

	Total Thrifts & Mortgage Finance	7,323,630

	TOTAL FINANCIALS	134,852,829

HEALTH CARE - 32.1%
Biotechnology - 17.5%
168,920	Alkermes Inc. *	2,405,421

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
Biotechnology - 17.5% (continued)
887,705	Amgen Inc. *	$47,705,267
1,125,856	Biogen Idec Inc. *	63,655,898
120,700	Genentech Inc. *	8,977,666
909,616	Genzyme Corp. *	57,369,481
580,803	ImClone Systems Inc. *	19,108,419
232,950	Isis Pharmaceuticals Inc. *	2,425,009
803,051	Millennium Pharmaceuticals Inc. *	8,102,785
4,800	Nabi Biopharmaceuticals *	20,448
283,110	Vertex Pharmaceuticals Inc. *	9,144,453
24,578	ViaCell Inc. *	122,890

	Total Biotechnology	219,037,737

Health Care Equipment & Supplies - 1.5%
451,761	Covidien Ltd. *	18,499,613

Health Care Providers & Services - 6.6%
1,709,020	UnitedHealth Group Inc.	82,767,838

Life Sciences Tools & Services - 0.0%
177,860	Nanogen Inc. *	254,340

Pharmaceuticals - 6.5%
208,410	BioMimetic Therapeutics Inc. *	3,007,356
1,116,880	Forest Laboratories Inc. *	44,898,576
197,548	Johnson & Johnson	11,951,654
660,566	King Pharmaceuticals Inc. *	11,236,228
31,100	Pfizer Inc.	731,161
85,018	Teva Pharmaceutical Industries Ltd., ADR	3,572,456
397,000	Valeant Pharmaceuticals International	6,228,930

	Total Pharmaceuticals	81,626,361

	TOTAL HEALTH CARE	402,185,889

INDUSTRIALS - 6.0%
Aerospace & Defense - 3.3%
416,100	L-3 Communications Holdings Inc.	40,594,716

Industrial Conglomerates - 1.7%
451,761	Tyco International Ltd.	21,363,778

Machinery - 1.0%
312,000	Pall Corp.	12,954,240

	TOTAL INDUSTRIALS	74,912,734

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 2.7%
200,800	C-COR Inc. *	2,700,760
1,022,500	Motorola Inc.	17,372,275
467,225	Nokia Oyj, ADR	13,381,324

	Total Communications Equipment	33,454,359

Computers & Peripherals - 2.9%
3,500	LaserCard Corp. *	41,930
273,500	Quantum Corp. *	774,005
510,600	SanDisk Corp. *	27,383,478
341,967	Seagate Technology	8,039,644

	Total Computers & Peripherals	36,239,057

Electronic Equipment & Instruments - 1.3%
18,150	Excel Technology Inc. *	453,932
451,761	Tyco Electronics Ltd. *	16,182,079

	Total Electronic Equipment & Instruments	16,636,011

Semiconductors & Semiconductor Equipment - 5.5%
603,050	Broadcom Corp., Class A Shares *	19,786,070
125,000	Cabot Microelectronics Corp. *	5,328,750
235,500	Cirrus Logic Inc. *	1,714,440

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 5.5% (continued)
141,400	Cree Inc. *	$3,622,668
139,700	DSP Group Inc. *	2,489,454
411,659	Intel Corp.	9,723,386
1,824,855	Micron Technology Inc. *	21,661,029
560,700	RF Micro Devices Inc. *	3,891,258
15,700	Standard Microsystems Corp. *	524,223

	Total Semiconductors & Semiconductor Equipment	68,741,278

Software - 1.4%
111,800	Advent Software Inc. *	4,251,754
243,800	Autodesk Inc. *	10,329,806
97,564	Microsoft Corp.	2,828,380

	Total Software	17,409,940

	TOTAL INFORMATION TECHNOLOGY	172,480,645

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $951,221,542)	1,249,539,052

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
$2,393,000	Interest in $493,653,000 joint tri-party repurchase agreement dated 7/31/07 with Greenwich Capital Markets Inc., 5.290% due 8/1/07; Proceeds at maturity-$2,393,352; (Fully collateralized by various U.S. government agency obligations, 5.500% to 6.000% due 3/1/37 to 8/1/37; Market value - $2,440,868) (Cost - $2,393,000)	2,393,000

	TOTAL INVESTMENTS - 100.1% (Cost - $953,614,542#)	1,251,932,052
	Liabilities in Excess of Other Assets - (0.1)%	(1,070,895)

	TOTAL NET ASSETS - 100.0%	$1,250,861,157

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Aggressive Growth Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios III, Inc., a Maryland corporation, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$406,660,439
Gross unrealized depreciation	(108,342,929)

Net unrealized appreciation	$298,317,510

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 26, 2007